UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

Smith Barney Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY
CAPITAL PRESERVATION
FUND

SEMI-ANNUAL REPORT | APRIL 30, 2005

Your Serious Money. Professionally Managed.®

Your Serious Money. Professionally Managed.® is a registered service mark of Citigroup Global Markets Inc.

N O T F D I C I N S U R E D • N O T B A N K G U A R A N T E E D • M A Y L O S E V A L U E

Semi-Annual Report • April 30, 2005 SMITH BARNEY CAPITAL PRESERVATION FUND

ALAN J. BLAKE	HARRY D. COHEN	ALEX ROMEO
PORTFOLIO MANAGER	PORTFOLIO MANAGER	PORTFOLIO MANAGER

ALAN J. BLAKE	What’s Inside

Alan has 28 years of securities business experience and co-manages the Fund’s equity investments.	Letter From the Chairman	1

	Fund at a Glance	4

	Fund Expenses	5
HARRY D. COHEN
	Schedule of Investments	7
Harry has 36 years of securities business experience and co-manages the Fund’s equity investments.
	Statement of Assets and Liabilities.	12

	Statement of Operations	13

ALEX ROMEO	Statements of Changes in Net Assets	14

Alex has 7 years of securities business experience and manages the Fund’s fixed-income investments and portfolio allocation.	Financial Highlights	15

	Notes to Financial Statements	18

FUND OBJECTIVE

The objective of the Fund during the Guarantee Period is to seek some capital growth while preserving principal. During the Post Guarantee Period, the Fund expects to seek long-term growth of capital.

L E T T E R F R O M T H E C H A I R M A N

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (GDP)[i] growth was 3.8% in the fourth quarter. After the end of the Fund’s reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% from 3.1% .

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased its target for the federal funds rate by 0.25% to 3.00% .

During the first half of the reporting period, the fixed income market confounded many investors as short term interest rates rose in concert with the Fed rate tightening, while longer-term rates, surprisingly, remained fairly steady. However, this began to change in late February 2005, as strong economic data and inflationary concerns caused longer-term rates to rise as well.This continued through March, before longer-term rates again declined on the back of mixed economic data. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers Aggregate Bond Index,iv returned 0.98% .

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer

The U.S. stock market posted a modest gain for the period, with the S&P 500 Indexv returning 3.28% .The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the Presidential election ended and oil prices fell from their record highs.Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April.The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed their small-cap brethren during the period.

Performance Review

For the six months ended April 30, 2005, Class A shares of the Smith Barney Capital Preservation Fund excluding sales charges, returned -0.83% .These shares underperformed the Lipper Balanced Target Maturity Funds Category Average1 which returned -0.15% .The Fund’s unmanaged benchmarks, the S&P 500 Index and the Lehman Brothers Aggregate Bond Index returned 3.28% and 0.98%, respectively, for the same period.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005 including the reinvestment of dividends and capital gains distributions, if any, calculated among the 80 funds in the Fund’s Lipper category, and excluding sales charges.

1 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

PERFORMANCE SNAPSHOT
AS OF APRIL 30, 2005
(excluding sales charges)
(unaudited)

6 Months

Smith Barney Capital Preservation Fund — Class A Shares	–0.83%

S&P 500 Index	3.28%

Lehman Brothers Aggregate Bond Index	0.98%

Lipper Balanced Target Maturity Funds Category Average	–0.15%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Class A share returns assume the reinvestment of all, if any, at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned –1.23% and Class C shares returned –1.23% over the six months ended April 30, 2005.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators.The Fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects.The Fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in us.We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 19, 2005

2 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: At April 30, 2005, the Fund’s assets were largely invested in fixed income securities, and as result, the Fund may not be able to increase significantly its equity component even if interest rates go up and /or the equity markets improve. Use of the fixed income component during the Guarantee Period reduces the Fund’s ability to participate in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities. If the value of the stock component were to decline substantially during the Guarantee Period or upon the occurrence of certain non-market-related events, the Fund may be completely and irreversibly 100% reallocated to fixed income. The terms of a Financial Guarantee Agreement executed in connection with the Guarantee impose certain limitations on the manner in which the Fund may be managed during the Guarantee Period. The Financial Guarantee Agreement could limit the manager’s ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for more information on these and other risks.

When you hold your investment until the end of the five-year Guarantee Period, on the Guarantee Maturity Date your account will be worth no less than your account value at the end of the Offering Period, reduced to reflect any redemptions, dividends and distributions received in cash and certain fund expenses, such as taxes and extraordinary expenses. If you choose to redeem your investment on any day other than the Guarantee Maturity Date, your shares will be redeemed at the current NAV and the amount returned could be less than that invested. The guarantee is based on your account value the business day before the Guarantee Period and does not apply to any earnings realized during the Guarantee Period. As with the sale of any securities, a taxable event may occur if the fund liquidates securities for asset allocation purposes or at the end of the Guarantee Period. Please keep in mind that the fund’s NAV will fluctuate. After the Guarantee Period ends, your investment will no longer be protected by the guarantee and will be subject to possible loss of principal. Any exchange into another fund will constitute a taxable event. Fund allocations may change at any time.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

v	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.

3 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Fund at a Glance (unaudited)

Investment Breakdown

As a Percent of Total Investments
U.S. Treasury Obligations
88.3%
89.2%
Common Stocks*
9.2%
9.3%
Short-Term Obligations
2.5%
1.5%
0%
20%
40%
60%
80%
100%
April 30, 2005
October 31, 2004

*	During all or a significant portion of the Fund’s fiscal year ended October 31, 2004 and of the six-month period ended April 30, 2005, the Fund’s manager did not change the identity of the securities comprising the Fund’s equity component, which was not consistent with the expected equity investment process. However, purchases and sales of existing holdings continued to be made during the period as a result of the Fund’s asset allocation process. The portfolio turnover rate and investment performance of the equity component may have been affected. The Fund’s Board of Trustees currently is reviewing this matter.

4 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period.To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	(0.83)%	$1,000.00	$991.70	1.87%	$ 9.23

Class B	(1.23)	1,000.00	987.70	2.62	12.91

Class C	(1.23)	1,000.00	987.70	2.62	12.91

(1)	For the six months ended April 30, 2005.

(2)	Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

5 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds.To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads).Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,015.52	1.87%	$ 9.35

Class B	5.00	1,000.00	1,011.80	2.62	13.07

Class C	5.00	1,000.00	1,011.80	2.62	13.07

(1)	For the six months ended April 30, 2005.

(2)	Expenses are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

6 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited)	April 30, 2005

SHARES	SECURITY	VALUE

COMMON STOCK — 9.3%
CONSUMER DISCRETIONARY — 1.3%
Hotels, Restaurants & Leisure — 0.1%
5,896	Fairmont Hotels Resorts, Inc.	$184,839
8,745	McDonald’s Corp.	256,316

		441,155

Internet & Catalog Retail — 0.3%
26,732	Amazon.com, Inc. (a)	865,048
6,221	ebay Inc. (a)	197,393
13,072	IAC/InterActiveCorp (a)	284,186

		1,346,627

Media — 0.7%
11,996	Comcast Corp., Class A shares (a)	380,633
3,980	Dow Jones & Co., Inc.	133,091
4,138	Gannett, Inc.	318,626
12,306	Liberty Media Corp., Series A shares (a)	123,552
51,515	Time Warner, Inc. (a)	865,967
40,108	The Walt Disney Co.	1,058,851

		2,880,720

Multi-Line Retail — 0.1%
7,097	Bed Bath & Beyond Inc.	264,079
8,185	Costco Wholesale Corp.	332,147

		596,226

Specialty Retail — 0.1%
14,647	The Home Depot, Inc.	518,064

	TOTAL CONSUMER DISCRETIONARY	5,782,792

CONSUMER STAPLES — 1.0%
Beverages — 0.2%
19,132	The Coca-Cola Co.	831,094

Food & Drug Retailing — 0.1%
5,872	Walgreen Co.	252,848

Food Products — 0.3%
5,150	General Mills, Inc.	254,410
6,659	Hershey Foods Corp.	425,510
7,523	Kraft Foods, Inc., Class A shares	243,820
11,009	Wm. Wrigley Jr. Co.	761,052

		1,684,792

Household Products — 0.1%
5,945	Kimberly-Clark Corp.	371,265

Personal Products — 0.3%
24,431	Gillette Co.	1,261,617

	TOTAL CONSUMER STAPLES	4,401,616

See Notes to Financial Statements.

7 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

ENERGY — 0.7%
Energy Equipment & Services — 0.1%
3,487	Schlumberger Ltd.	$238,546

Oil & Gas — 0.6%
5,456	BP Plc, ADR	332,270
10,280	ChevronTexaco Corp.*	534,560
4,601	ConocoPhillips	482,414
19,189	EnCana Corp.	1,225,410
6,985	Exxon Mobil Corp.	398,354

		2,973,008

	TOTAL ENERGY	3,211,554

FINANCIALS — 1.5%
Banks — 0.1%
4,320	Wells Fargo & Co.	258,941

Diversified Financials — 0.4%
18,518	Merrill Lynch & Co., Inc.	998,676
11,938	Morgan Stanley	628,177

		1,626,853

Insurance — 0.7%
18,303	American International Group, Inc.	930,708
18	Berkshire Hathaway Inc., Class A shares (a)	1,518,300
2,733	Chubb Corp.	223,504
9,830	Old Republic International Corp.	231,988
14,416	The St. Paul Cos., Inc.	516,093

		3,420,593

Real Estate — 0.3%
9,918	Forest City Enterprises, Inc., Class A shares	626,321
10,726	The St. Joe Co.	746,422

		1,372,743

	TOTAL FINANCIALS	6,679,130

HEALTHCARE — 1.4%
Biotechnology — 0.7%
12,899	Amgen, Inc. (a)	750,851
10,000	Biogen Idec Inc. (a)	362,400
26,170	Genentech, Inc. (a)	1,856,500

		2,969,751

Pharmaceuticals — 0.7%
11,075	Eli Lilly & Co.	647,555
9,498	Johnson & Johnson	651,848
6,209	Merck & Co., Inc.	210,485
42,286	Pfizer, Inc.	1,148,911
6,100	Wyeth	274,134

		2,932,933

	TOTAL HEALTHCARE	5,902,684

See Notes to Financial Statements.

8 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

INDUSTRIALS — 0.9%
Air Freight & Couriers — 0.1%
5,761	United Parcel Service, Inc., Class B shares	$410,816

Commercial Services & Supplies — 0.1%
4,591	First Data Corp.	174,596
6,384	Waste Management, Inc.	181,880

		356,476

Industrial Conglomerates — 0.4%
8,117	3M Co.	620,707
21,435	General Electric Co.	775,947
8,214	Tyco International Ltd.	257,180
3,107	United Technologies Corp.	316,044

		1,969,878

Road & Rail — 0.3%
9,079	Burlington Northern Santa Fe Corp.	438,061
11,875	Canadian Pacific Railway, Ltd.	414,675
10,342	Florida East Coast Industries, Inc.	440,569

		1,293,305

	TOTAL INDUSTRIALS	4,030,475

INFORMATION TECHNOLOGY — 1.7%
Communications Equipment — 0.5%
26,167	Cisco Systems, Inc. (a)	452,166
23,694	Corning, Inc. (a)	325,793
24,923	Juniper Networks, Inc. (a)	563,011
44,555	Motorola, Inc.	683,474

		2,024,444

Computers & Peripherals — 0.2%
28,317	Dell Inc. (a)	986,281
1,737	Hewlett-Packard Co.	35,557
859	International Business Machines Corp.	65,610

		1,087,448

Electronic Equipment & Instruments — 0.1%
4,097	Mettler-Toledo International, Inc. (a)	187,848

Internet Software & Services — 0.1%
7,098	Akamai Technologies, Inc. (a)	83,828
5,015	Electronic Arts Inc. (a)	267,751

		351,579

Semiconductor Equipment & Products — 0.6%
39,841	Intel Corp.	937,061
43,294	Texas Instruments, Inc.	1,080,619
19,468	Xilinx, Inc.	524,468

		2,542,148

See Notes to Financial Statements.

9 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

SHARES	SECURITY	VALUE

Software — 0.2%
1,542	Automatic Data Processing, Inc.	$66,984
33,389	Microsoft Corp.	844,742
10,836	Red Hat, Inc. (a)	116,487

		1,028,213

	TOTAL INFORMATION TECHNOLOGY	7,221,680

MATERIALS — 0.4%
Chemicals — 0.2%
10,344	E.I. Du Pont de Nemours & Co.	487,305
5,277	PPG Industries, Inc.	356,462

		843,767

Metals & Mining — 0.1%
9,391	Alcoa, Inc.	272,527
3,055	Newmont Mining Corp.	115,998

		388,525

Paper & Forest Products — 0.1%
4,582	Weyerhaeuser Co.	314,372

	TOTAL MATERIALS	1,546,664

TELECOMMUNICATION SERVICES — 0.2%
Diversified Telecommunication Services — 0.2%
17,668	SBC Communications, Inc.	420,499
11,056	Verizon Communications, Inc.	395,805

	TOTAL TELECOMMUNICATION SERVICES	816,304

UTILITIES — 0.2%
Electric Utilities — 0.2%
4,855	Allegheny Energy, Inc. (a)	118,656
7,944	Ameren Corp.	410,705
4,728	PPL Corp.	256,541

	TOTAL UTILITIES	785,902

	TOTAL COMMON STOCK
	(Cost — $36,387,663)	40,378,801

FACE
AMOUNT

U.S. TREASURY OBLIGATIONS — 88.7%
	U.S. Treasury STRIPS:
$410,672,000	Due 5/17/07 (b)	381,513,877
4,626,358	Due 8/15/07	4,257,281

	TOTAL U.S. TREASURY OBLIGATIONS
	(Cost — $381,237,725)	385,771,158

See Notes to Financial Statements.

10 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Schedule of Investments (unaudited) (continued)	April 30, 2005

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS — 2.5%
U.S. TREASURY BILL — 0.2%
$ 700,000	U.S. Treasury Bills due 6/15/05 (Cost — $697,563)	$697,683

REPURCHASE AGREEMENT — 2.3%
10,184,000	State Street Bank & Trust Co. dated 4/29/05, 2.600% due 5/2/05; Proceeds at maturity — $10,186,207;
	(Fully collateralized by U.S. Treasury Bonds, 9.250% due 2/15/16; Market value — $10,388,368)
	(Cost — $10,184,000)	10,184,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $10,881,563)	10,881,683

	TOTAL INVESTMENTS — 100.5% (Cost — $428,506,951**)	437,031,642
	Liabilities in Excess of Other Assets — (0.5)%	(2,027,760)

	TOTAL NET ASSETS — 100.0%	$435,003,882

(a)	Non-income producing security.
(b)	Security is segregated and/or held as collateral for open futures contracts.
*	Subsequent to the reporting period, the company changed its name to Chevron Corp.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in schedule:

ADR — American Depositary Receipt
STRIPS—Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

11 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)	April 30, 2005

ASSETS:
Investments, at value (Cost — $428,506,951)	$437,031,642
Cash	1,104
Receivable from broker — variation margin on open futures contracts	46,200
Dividends and interest receivable	37,206
Prepaid expenses	35

Total Assets	437,116,187

LIABILITIES:
Payable for shares of beneficial interest repurchased	766,065
Distribution and service plan fees payable	329,219
Management fee payable	272,254
Guarantee fee payable	272,254
Transfer agency services payable	111,752
Trustees’ fees payable	35,563
Accrued expenses	325,198

Total Liabilities	2,112,305

Total Net Assets	$435,003,882

NET ASSETS:
Par value of shares of beneficial interest (Note 7)	$396
Capital paid in excess of par value	453,017,167
Undistributed net investment income	1,603,386
Accumulated net realized loss from investment transactions, futures contracts and foreign currency transactions	(28,093,962)
Net unrealized appreciation of investments and futures contracts	8,476,895

Total Net Assets	$435,003,882

Net Asset Value
Class A Shares:
Net Asset Value per share ($54,007,275 ÷ 4,896,433 shares outstanding)	$11.03
Maximum offering price, per share (based on a maximum sales charge of 5.00%)	$11.61	*

Class B Shares:
Net Asset Value and offering price, per share ($337,545,129 ÷ 30,715,975 shares outstanding)	$10.99	**

Class C Shares:
Net Asset Value and offering price, per share ($43,451,478 ÷ 3,953,866 shares outstanding)	$10.99	**

*	Based upon single purchases of less than $25,000.

**	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See Notes to Financial Statements.

12 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Statement of Operations (unaudited)	For the Six Months Ended April 30, 2005

INVESTMENT INCOME:
Interest	$8,774,465
Dividends	475,646
Less: Foreign withholding tax	(1,189)

Total Investment Income	9,248,922

EXPENSES:
Distribution and service plan fees (Notes 2 and 4)	2,163,365
Management fee (Note 2)	1,787,943
Guarantee fee (Note 6)	1,787,943
Transfer agency services (Notes 2 and 4)	107,205
Legal fees	79,165
Custody and fund accounting fees	35,824
Shareholder communications (Note 4)	24,539
Audit and tax fees	16,250
Trustees’ fees	7,333
Other	17,707

Total Expenses	6,027,274

Net Investment Income	3,221,648

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS
AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	6,250,170
Futures contracts	133,250
Foreign currency transactions	(68)

Net Realized Gain	6,383,352

Net Change in Unrealized Appreciation/Depreciation	(15,286,852)

Net Loss on Investments, Futures Contracts and Foreign Currencies	(8,903,500)

Decrease in Net Assets From Operations	$(5,681,852)

See Notes to Financial Statements.

13 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004
	2005	2004

OPERATIONS:
Net investment income	$3,221,648	$7,111,462
Net realized gain	6,383,352	14,689,486
Net change in unrealized appreciation/depreciation	(15,286,852)	(19,811,698)

Increase (Decrease) in Net Assets From Operations	(5,681,852)	1,989,250

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(6,901,043)	(9,950,249)

Decrease in Net Assets From Distributions to Shareholders	(6,901,043)	(9,950,249)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (NOTE 7):
Net proceeds from sale of shares	25,830	471,606
Net asset value of shares issued for reinvestment of distributions	6,502,152	9,384,685
Cost of shares reacquired	(85,140,464)	(185,833,493)

Decrease in Net Assets From Transactions in Shares of Beneficial Interest	(78,612,482)	(175,977,202)

Decrease in Net Assets	(91,195,377)	(183,938,201)
NET ASSETS
Beginning of period	526,199,259	710,137,460

End of period*	$435,003,882	$526,199,259

* Includes undistributed net investment income of:	$1,603,386	$5,282,781

See Notes to Financial Statements.

14 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Financial Highlights

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class A Shares(1)	2005(2)	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.35	$11.50	$11.38	$11.40

Income (Loss) From Operations:
Net investment income	0.11	0.21	0.22	0.10
Net realized and unrealized gain (loss)	(0.20)	(0.12)	0.04	(0.11)

Total Income (Loss) From Operations	(0.09)	0.09	0.26	(0.01)

Less Distributions From:
Net investment income	(0.23)	(0.24)	(0.14)	(0.01)

Net Asset Value, End of Period	$11.03	$11.35	$11.50	$11.38

Total Return(4)	(0.83)%‡	0.82%	2.34%	(0.09)%‡

Net Assets, End of Period (000s)	$54,007	$64,546	$84,831	$116,466

Ratios to Average Net Assets:
Expenses(5)	1.87%†	1.88%(6)	1.93%	1.82%(6)†
Net investment income	2.01 †	1.83	1.94	1.59 †

Portfolio Turnover Rate	2%	2%	13%	47%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended April 30, 2005 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	The ratio of expenses to average net assets will not exceed 1.95% during the Guarantee Period, as a result of a voluntary expense limitation, which will continue at least through the Guarantee Maturity Date.

(6)	The investment manager voluntarily waived a portion of its management fees for the year ended October 31, 2004 and the period ended October 31, 2002. If such fees were not voluntarily waived, the actual expense ratios would have been 1.89% and 1.97% (annualized), respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

15 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class B Shares(1)	2005(2)	2004	2003	2002(3)

Net Asset Value, Beginning of Period	$11.27	$11.41	$11.34	$11.40

Income (Loss) From Operations:
Net investment income	0.07	0.12	0.14	0.06
Net realized and unrealized gain (loss)	(0.21)	(0.10)	0.03	(0.11)

Total Income (Loss) From Operations	(0.14)	0.02	0.17	(0.05)

Less Distributions From:
Net investment income	(0.14)	(0.16)	(0.10)	(0.01)

Net Asset Value, End of Period	$10.99	$11.27	$11.41	$11.34

Total Return(4)	(1.23)%‡	0.15%	1.52%	(0.48)%‡

Net Assets, End of Period (000s)	$337,545	$403,316	$524,947	$605,061

Ratios to Average Net Assets:
Expenses(5)	2.62%†	2.63%(6)	2.68%	2.52%(6)†
Net investment income	1.26 †	1.08	1.19	0.87 †

Portfolio Turnover Rate	2%	2%	13%	47%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	For the six months ended April 30, 2005 (unaudited).

(3)	For the period April 3, 2002 (inception date) to October 31, 2002.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(5)	The ratio of expenses to average net assets will not exceed 2.70% during the Guarantee Period, as a result of a voluntary expense limitation, which will continue at least through the Guarantee Maturity Date.

(6)	The investment manager voluntarily waived a portion of its management fees for the year ended October 31, 2004 and the period ended October 31, 2002. If such fees were not voluntarily waived, the actual expense ratios would have been 2.64% and 2.66% (annualized), respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

16 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Class C Shares(1)(2)	2005(3)	2004	2003	2002(4)

Net Asset Value, Beginning of Period	$11.27	$11.42	$11.34	$11.40

Income (Loss) From Operations:
Net investment income	0.07	0.12	0.14	0.06
Net realized and unrealized gain (loss)	(0.21)	(0.11)	0.04	(0.11)

Total Income (Loss) From Operations	(0.14)	0.01	0.18	(0.05)

Less Distributions From:
Net investment income	(0.14)	(0.16)	(0.10)	(0.01)

Net Asset Value, End of Period	$10.99	$11.27	$11.42	$11.34

Total Return(5)	(1.23)%‡	0.06%	1.60%	(0.48)%‡

Net Assets, End of Period (000s)	$43,451	$58,337	$100,359	$150,586

Ratios to Average Net Assets:
Expenses(6)	2.62%†	2.63%(7)	2.68%	2.52%(7)†
Net investment income	1.26 †	1.07	1.19	0.87 †

Portfolio Turnover Rate	2%	2%	13%	47%

(1)	Per share amounts have been calculated using the monthly average shares method.

(2)	On April 29, 2004, Class L shares were renamed as Class C shares.

(3)	For the six months ended April 30, 2005 (unaudited).

(4)	For the period April 3, 2002 (inception date) to October 31, 2002.

(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.

(6)	The ratio of expenses to average net assets will not exceed 2.70% during the Guarantee Period, as a result of a voluntary expense limitation, which will continue at least through the Guarantee Maturity Date.

(7)	The investment manager voluntarily waived a portion of its management fees for the year ended October 31, 2004 and the period ended October 31, 2002. If such fees were not voluntarily waived, the actual expense ratios would have been 2.64% and 2.66% (annualized), respectively.

‡	Total return is not annualized, as it may not be representative of the total return for the year.

†	Annualized.

See Notes to Financial Statements.

17 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Capital Preservation Fund (“Fund”), a separate investment fund of Smith Barney Trust II (“Trust”), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared.Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin.Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments.The Fund recognizes an unrealized gain or loss equal to the daily variation margin.When the financial future contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

18 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies.Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gain at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting.These reclassifications have no effect on net assets or net asset values per share.

2. Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund.The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets during the Guarantee Period.The management fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Fund’s transfer agent. PFPC Inc. (“PFPC”) and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, act as the Fund’s sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for

19 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended April 30, 2005, the Fund paid transfer agent fees of $107,205 to CTB and PSS.

Citigroup Global Markets Inc. (“CGM”) and PFS Distributors, Inc. both of which are subsidiaries of Citigroup, act as the Fund’s distributors.

There is a maximum initial sales charges of 5.00% for Class A.There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate.These purchases do not incur an initial sales charge.

For the six months ended April 30, 2005, CGM and its affiliates received no initial sales charges on sales of the Fund’s Class A shares. In addition, for the six months ended April 30, 2005, CDSCs paid to CGM were approximately $941,000 for Class B shares.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

The Trustees of the Fund have adopted a Retirement Plan (the “Plan”) for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, all Trustees are required to retire from the Board as of the last day of the calendar year in which the applicable Trustee attains age 75.Trustees may retire under the Plan before attaining the mandatory retirement age.Trustees who have served as Trustee of the Trust or any of the investment companies associated with Citigroup for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement).Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Three former Trustees are currently receiving payments under the Plan. In addition, two other Trustees elected to receive a lump sum payment. At April 30, 2005, $19,311 was accrued in connection with this Plan.

3. Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) were as follows:

Purchases	$ 8,200,637

Sales	101,894,539

20 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$10,013,815
Gross unrealized depreciation	(1,489,124)

Net unrealized appreciation	$ 8,524,691

At April 30, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
Contracts to Buy	Contracts	Date	Value	Value	Loss

S & P 500 Index	12	6/05	$3,523,296	$3,475,500	$(47,796)

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution and Service Plan, the Fund pays a service fee with respect to its Class A, B, and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class.The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets for each class. For the six months ended April 30, 2005, total Rule 12b-1 Distribution and Service Plan fees incurred, which are accrued daily and paid monthly, were as follows:

	Class A	Class B	Class C

Rule 12b-1 Distribution and Service Plan Fees	$73,519	$1,836,808	$253,038

For the six months ended April 30, 2005, total Transfer Agency Services expenses were as follows:
	Class A	Class B	Class C

Transfer Agency Services Expenses	$13,970	$81,312	$11,923

For the six months ended April 30, 2005, total Shareholder Communication expenses were as follows:
	Class A	Class B	Class C

Shareholder Communication Expenses	$3,027	$18,907	$2,605

5. Distributions Paid to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2005	October 31, 2004

Net Investment Income
Class A	$1,253,498	$1,734,835
Class B	4,944,905	6,985,507
Class C*	702,640	1,229,907

Total	$6,901,043	$9,950,249

*	On April 29, 2004, Class L shares were renamed as Class C shares.

21 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

6. The Guarantee

Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on May 13, 2002, reduced to reflect certain expenses.The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund.The Guarantor has earned triple-A ratings, the highest ratings available from Moody’s Investors Service, Inc., Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc., and Fitch Ratings, Inc. These ratings are an essential part of the Guarantor’s ability to provide credit enhancement.The Fund pays to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy.The guarantee fees amounted to $1,787,943 for the six months ended April 30, 2005. This fee is calculated daily and paid monthly. Please see the prospectus for more information relating to the guarantee arrangement.

7. Shares of Beneficial Interest

At April 30, 2005, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share.The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2005		October 31, 2004

	Shares	Amount	Shares	Amount

Class A
Shares sold	2,315	$25,830	41,319	$471,606
Shares issued on reinvestment	109,545	1,219,232	148,887	1,688,377
Shares reacquired	(901,951)	(10,029,242)	(1,881,563)	(21,429,026)

Net Decrease	(790,091)	$(8,784,180)	(1,691,357)	$(19,269,043)

Class B
Shares sold	—	—	—	—
Shares issued on reinvestment	416,617	$4,632,899	579,061	$6,560,763
Shares reacquired	(5,496,496)	(60,911,927)	(10,773,784)	(122,158,643)

Net Decrease	(5,079,879)	$(56,279,028)	(10,194,723)	$(115,597,880)

Class C*
Shares sold	—	—	—	—
Shares issued on reinvestment	58,455	$650,021	100,225	$1,135,545
Shares reacquired	(1,281,966)	(14,199,295)	(3,714,673)	(42,245,824)

Net Decrease	(1,223,511)	$(13,549,274)	(3,614,448)	$(41,110,279)

*	On April 29, 2004, Class L shares were renamed as Class C shares.

22 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

8. Capital Loss Carryforward

On October 31, 2004, the Fund had, for federal income tax purposes, a net capital loss carryforward of $32,049,313, which expires in 2010.This amount will be available to offset any future taxable capital gains.

9. Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI.The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability.The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act.The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million.Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers.The remaining $183.7 million, including the penalty, has been paid to the U.S.Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made.Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

23 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

10. Legal Matters

Beginning in June, 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund, and directors or trustees of the Funds (collectively, the “Defendants”).The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds.The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct.The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action.While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

11. Subsequent Event

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.The Manager is the investment manager to the Fund.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between the Fund and the Manager. Therefore, the Trust’s Board of Trustees will be asked to approve a new investment management contract between the Fund and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of the Fund for their approval.

24 Smith Barney Capital Preservation Fund | 2005 Semi-Annual Report

SMITH BARNEY
CAPITAL PRESERVATION FUND

TRUSTEES	INVESTMENT MANAGER
Elliott J. Berv	Smith Barney Fund
Donald M. Carlton	Management LLC
A. Benton Cocanougher
Mark T. Finn	DISTRIBUTORS
R. Jay Gerken, CFA	Citigroup Global Markets Inc.
Chairman	PFS Distributors, Inc.
Stephen Randolph Gross
Diana R. Harrington	CUSTODIAN
Susan B. Kerley	State Street Bank
Alan G. Merten	&Trust Company
R. Richardson Pettit
TRANSFER AGENT
OFFICERS	Citicorp Trust Bank, fsb.
R. Jay Gerken, CFA	125 Broad Street, 11th Floor
President and	New York, New York 10004
Chief Executive Officer
SUB-TRANSFER AGENTS
Andrew B. Shoup	PFPC Inc.
Senior Vice President and	P.O. Box 9699
Chief Administrative Officer	Providence, Rhode Island
02940-9699
Frances M. Guggino
Chief Financial Officer	Primerica Shareholder Services
and Treasurer	P.O. Box 9662
Providence, Rhode Island
Andrew Beagley	02940-9662
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

Smith Barney Trust II

Smith Barney Capital Preservation Fund
The fund is a separate investment fund of Smith Barney Trust II, a Massachusetts business trust.	This report is submitted for the general information of shareholders of Smith Barney Trust II — Smith Barney Capital Preservation Fund.

SMITH BARNEY CAPITAL PRESERVATION FUND Smith Barney Mutual Funds 125 Broad Street 10th Floor, MF-2 New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

©2005 Citigroup Global Markets Inc. Member NASD, SIPC

	FD02570 6/05	05-8642

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

	(a)	Not Applicable.

	(b)	Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Trust II

Date:	July 7, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Smith Barney Trust II

Date:	July 7, 2005

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Smith Barney Trust II

Date:	July 7, 2005